TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of components of income (loss) before tax for the years

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Income (loss) before income tax expense
Income from China operations	6,302,358	2,484,608	2,936,269
Loss from non‑China operations	(1,915,239)	(1,343,882)	(2,643,979)
Total income before income tax expense	4,387,119	1,140,726	292,290

Income tax expense from China operations
Current income tax expense	1,891,723	1,759,725	1,275,779
Deferred tax (benefit)/expense	(359,429)	(169,673)	237,615
Income tax expense from China operations	1,532,294	1,590,052	1,513,394
Income tax expense from non‑China operations	76,502	75,440	176,180
Total income tax expense	1,608,796	1,665,492	1,689,574

Schedule of reconciliation between the PRC statutory income rate and the effective tax rate

	For the Year Ended December 31,
	2020	2021	2022
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential treatments	(2.5)%	(12.4)%	(39.5)%
Tax effect of tax-exempt entities	11.6%	34.0%	253.4%
Effect on tax rates in different tax jurisdiction	1.2%	2.1%	33.0%
Tax effect of permanent difference	(3.5)%	49.7%	151.9%
Tax effect of R&D deduction and others	(4.0)%	(21.2)%	(58.0)%
Change in valuation allowance	8.9%	68.8%	212.2%
Effect tax rates	36.7%	146.0%	578.0%

Schedule of the effect of tax holiday related to China operations

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands, except for per share data)

Tax holiday effect	108,213	141,554	115,521
Basic net income per share effect	0.05	0.04	0.03
Diluted net income per share effect	0.05	0.04	0.03
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	2,226,265	3,549,122	3,569,179
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	2,267,331	3,549,122	3,569,179

Schedule of tax effects of temporary differences to the deferred income tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Deferred tax assets
Net operating loss carrying forward	2,210,114	2,788,131
Asset impairment	730,959	688,855
Deferred rental cost	116,862	48,290
Unrealized profits	330,808	184,837
Accrual expense	556,900	417,462
Others	42,186	81,420
Less: Valuation Allowance	(2,892,268)	(3,310,975)
Deferred tax assets, net of valuation allowance	1,095,561	898,020

Deferred tax liability
Fair value change of certain investments	(40,556)	(45,559)
Intangible assets	(14,419)	(343,200)
Deferred revenue	(3,767)	(3,489)
Total deferred tax liability	(58,742)	(392,248)

Schedule of movements of the valuation allowance

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)

Balance at the beginning of the year	(1,797,234)	(2,178,650)	(2,892,268)
Change of valuation allowance	(381,416)	(713,618)	(418,707)
Balance at the end of the year	(2,178,650)	(2,892,268)	(3,310,975)